Jul. 01, 2016

John Hancock Investment Trust
Supplement dated July 1, 2016 to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus (the "Prospectus")

John Hancock Enduring Assets Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee [1]	1.10
Other expenses[2]	0.17
Total annual fund operating expenses	1.27
Contractual expense reimbursement[3]	–0.20
Total annual fund operating expenses after expense reimbursements	1.07

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2016.

[2] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[3] The advisor contractually agrees to reduce its management fees by an annual rate of 0.20% of the fund's average daily net assets. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at the time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	109
3 years	383
5 years	678
10 years	1,516

John Hancock Investment Trust
Supplement dated July 1, 2016 to the current John Hancock Equity and Alternative/Specialty Funds Class NAV Prospectus (the "Prospectus")

John Hancock Value Equity Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.80
Other expenses[1]	0.09
Total annual fund operating expenses	0.89
Contractual expense reimbursement[2]	–0.18
Total annual fund operating expenses after expense reimbursements	0.71

[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2] The advisor contractually agrees to limit its management fee to a maximum rate of 0.66% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class-specific expenses, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. Each of these agreements expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	73
3 years	266
5 years	475
10 years	1,080

John Hancock Investment Trust
Supplement dated July 1, 2016 to the current Prospectus (the "Prospectus")

John Hancock Enduring Assets Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee [1]	1.10	1.10	1.10	1.10
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses [2]	0.28	0.28	0.27	0.18
Total annual fund operating expenses	1.68	2.38	1.37	1.28
Contractual expense reimbursement [3]	–0.20	–0.20	–0.20	–0.21
Total annual fund operating expenses after expense reimbursements	1.48	2.18	1.17	1.07

[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2016.

[2] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[3] The advisor contractually agrees to reduce its management fee by an annual rate of 0.20% of the fund's average daily net assets. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	643	321	221	119	109
3 years	985	723	723	414	385
5 years	1,349	1,252	1,252	731	682
10 years	2,372	2,701	2,701	1,629	1,527

John Hancock Investment Trust
Supplement dated July 1, 2016 to the current Prospectus (the "Prospectus")

John Hancock Value Equity Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R6
Management fee	0.80	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.00
Other expenses [1]	0.21	0.21	0.19	0.10
Total annual fund operating expenses	1.31	2.01	0.99	0.90
Contractual expense reimbursement [2]	–0.18	–0.18	–0.18	–0.19
Total annual fund operating expenses after expense reimbursements	1.13	1.83	0.81	0.71

[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2] The advisor contractually agrees to limit its management fee to a maximum rate of 0.66% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class-specific expenses, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. Each of these agreements expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R6
Shares		Sold	Not Sold
1 year	609	286	186	83	73
3 years	878	613	613	297	268
5 years	1,166	1,066	1,066	530	480
10 years	1,985	2,323	2,323	1,197	1,090

John Hancock Investment Trust
Supplement dated July 1, 2016 to the current John Hancock Value Equity Fund Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus (the "Prospectus")

John Hancock Value Equity Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section are revised and restated as follows:
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R1	R2	R3	R4	R5
Management fee	0.80	0.80	0.80	0.80	0.80
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.50	0.25	0.00
Other expenses[1]
Service plan fee	0.25	0.25	0.15	0.10	0.05
Additional other expenses	0.10	0.10	0.10	0.10	0.10
Total other expenses	0.35	0.35	0.25	0.20	0.15
Total annual fund operating expenses	1.65	1.40	1.55	1.25	0.95
Contractual expense reimbursement[2]	–0.18	–0.18	–0.18	–0.18	–0.18
Total annual fund operating expenses after expense reimbursements	1.47	1.22	1.37	1.07	0.77

[1] "Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

[2] The advisor contractually agrees to limit its management fee to a maximum rate of 0.66% of the fund's average daily net assets. The advisor also contractually agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% (on an annualized basis) of the fund. For purposes of this agreement, "other expenses of the fund" means all fund expenses, excluding (a) advisory fees, (b) taxes, (c) brokerage commissions, (d) interest expense, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (f) class-specific expenses, (g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. Each of these agreements expires on February 28, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R1	R2	R3	R4	R5
1 year	150	124	139	109	79
3 years	503	425	472	379	285
5 years	880	749	828	669	508
10 years	1,939	1,664	1,830	1,495	1,150